Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

30.   Share-based payments

In 2016 the Company adopted a Long-Term Incentive Plan (“LTIP”). Under the LTIP key employees and deemed employees (individuals providing similar personal services) rendered services to the Group in exchange for share options (further referred to as “options”). Within the LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In addition to the LTIP, in November 2021 the Company approved its 2021 Employee Stock Option Plan (the “ESOP”). Under the ESOP, key staff employed by the Group and our independent non-executive directors have rendered services in exchange for equity instruments.

The Company granted a number of stock options under the ESOP, including:

●	Newly granted stock options (see section Stock options granted in 2021 further below);
●	Stock options, which represent modification of the outstanding options (see Modified complex options further below).

The common condition for both of these stock option types is that they have service condition. The Group’s management believes that all employees, which received share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods. Below is the descriptions of the options granted:

		No. of options	Vesting	Vesting
Type of options	Grant Date	outstanding	period	conditions
ESOP options	November 2021, depending on the employee	2,330,000*	2021 – 2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	4,267,454*	2022-2026	Service condition, non-market performance condition
LTIP - Modified complex conditional upon listing	November 18, 2020	20,000*	2021	Service condition, non-market performance condition
Total share options granted as at December 31, 2022		6,617,454	—	—
*	Options granted refer to GDEV Inc. shares

We classified these share-based payment transactions as equity-settled whereby the Group receives services in exchange for its own equity instruments. We recorded share-based payments expense in general and administrative expenses, game operation cost and selling and marketing expenses of our consolidated statement of profit or loss and other comprehensive income.

The table below summarizes the share-based payments expense for years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Class B complex vesting	702	216	2,146
Complex conditional upon listing	—	930	130
Employee stock option plan	3,049	2,615	—
Total recorded expenses	3,751	3,761	2,276
therein recognized:
within Game operation cost	121	234	1,073
within Selling and marketing expenses	242	467	—
within General and administrative expenses	3,388	3,060	1,203

In relation to the share-based payment expense for the year ended December 31, 2020 we recognized the increase in Other reserves of 2,159 as it corresponds to the equity settled portion of the share options and the increase of 117 in liabilities as it corresponds to non-share-based cash alternative of the share options. We also recognized the increase of 1,148 in liabilities as it corresponds to the dividends protection feature of the share options, which was reflected directly in equity.

In relation to the share-based payment expense for the year ended December 31, 2021 we recognized the increase in Other reserves of 3,079 as it corresponds to the equity settled portion of the share options and the increase of 682 in liabilities as it corresponds to non-share-based cash alternative of the share options.

In relation to the share-based payment expense for the year ended December 31, 2022 we recognized the increase in Other reserves of 3,751 as it corresponds to the equity settled portion of the share options.

The table below summarizes the number of outstanding share options at the beginning and the end of 2021 and 2022:

	Employee	Class B complex	Class B complex	Complex
	stock	vesting - related to	vesting - related to	conditional upon
	option	Nexters Global Ltd	GDEV Inc.	listing - related to
	plan	shares	shares	GDEV Inc. shares
Outstanding at the beginning of 2021 (units)	—	500	—	100,000
Granted during the period (units)	2,330,000	—	—	0
Modification of options (units)	—	(500)	4,414,608	—
Exercised and forfeited during the period (units)	—	—	—	(80,000)
Outstanding at the end of 2021 (units)	2,330,000	—	4,414,608	20,000
Forfeited	—	—	(147,154)	—
Outstanding at the end of 2022 (units)	2,330,000	—	4,267,454	20,000

During 2022 147,154 Modified Class B complex vesting options (units) were forfeited.

Stock options granted in 2021 (ESOP options)

The ESOP stock options have only the service condition.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 7.86 to 8.71
Strike (exercise) price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Modified complex options

Under the LTIP adopted in 2016, the Company granted Class B share options on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of the Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgment about the recognition was made.

For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in GDEV Inc.

Strike price for the above-mentioned option at the beginning of 2021 was US$ 0.00

As part of the new ESOP, the Company modified the complex options in November 2021. Under the modified program for a portion of the options the non-market performance condition was eliminated and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considered the modification to be beneficial to the recipients.

As at December 31, 2022 management reviewed the assessment of future achievement of non-market performance targets and the remaining grant-date fair value was applied to the revised number of share options.

Complex conditional upon listing

Under the LTIP share options in the entity surviving the Transaction were granted to one employee on November 18, 2020 with a service condition and a series of performance-based non-market vesting conditions related to the listing. The contractual term of the options is 2 years. Since the agreement contains a clause that grants an employee the discretion of receiving cash consideration or options we treat the following agreement as a compound financial instrument that includes both a liability and an equity component.

We estimate the fair value of cash consideration first and estimate the fair value of the equity component consequently. The fair value of cash consideration is estimated as nominal value of related cash payments at assumed vesting date. We estimate the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value of equity component of our options at the grant date:

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11

For the purposes of the valuation each performance condition threshold is treated as three separate sub-options with separate valuation of vesting periods.

The first two sub-options were exercised during 2021. The outstanding sub-option was modified on November 30, 2021, leading to the change in classification of the sub-option to equity-settled. Strike price for the above stated option at the beginning of 2021 was US$ 10.00 before the modification and US$ 0.00 after it.

The table below summarizes the expenses recognized in relation to the above-mentioned options:

	2022	2021	2020
Expenses in relation to fulfilled condition	—	930	130
Total recorded expenses	—	930	130

Share listing expense

Merger of Nexters Global Ltd, GDEV Inc. and Kismet Acquisition One Corp

On August 26, 2021 the Company successfully consummated the merger with Kismet Acquisition One Corp. (“Kismet”, a Special Purpose Acquisition Company (“SPAC”)), which was announced on February 1, 2021. The Company treated the Transaction as a capital transaction equivalent to the issue of shares of the Company in exchange for the net monetary assets of Kismet and its listing status. The Transaction did not constitute a business combination as defined under IFRS 3 Business Combinations, as Kismet was a non-operating entity that does not meet the definition of a business under IFRS 3, given that it consisted predominantly of cash in the Trust Account.

As at the Closing Date, the following transactions occurred pursuant to the terms of the Business Combination Agreement (the “Transaction”):

●	the merger of Kismet into GDEV Inc., with GDEV Inc. surviving the merger and the security holders of Kismet (other than security holders of Kismet who elected to redeem their Kismet ordinary shares) becoming security holders of GDEV Inc. (the “Merger”),
●	the acquisition, in a common control transaction by GDEV Inc., of all the issued and outstanding share capital of Nexters Global from the holders of Nexters Global’s share capital for a combination of cash and GDEV Inc. ordinary shares, such that Nexters Global became a direct wholly owned subsidiary of GDEV Inc. (the “Share Acquisition”).

Prior to the Merger, a total of 21,811,242 Kismet ordinary shares were redeemed for a value of 218,190, resulting in a total of 3,188,758 Kismet’s public ordinary shares remaining issued and outstanding as at the time of the Merger.

Under the Business Combination Agreement, in consideration for the purchase of Nexters Global’s share capital in the Share Acquisition, GDEV Inc.:

●	paid to the shareholders of Nexters Global cash in an aggregate amount of 61,804, which consisted of 57,122 paid upon consummation of the Transaction and 4,682 paid in December 2021 in accordance with Section 2.3(a)(ii) “Determination of the Initial Cash Consideration” of the Business Combination Agreement filed with SEC as a part of a registration statement on Form F-4;
●	issued to the shareholders of Nexters Global a total of 176,584,343 GDEV Inc. ordinary shares; and
●	will issue to the former shareholders of Nexters Global 20,000,000 Deferred Exchange Shares, subject to certain conditions being met.

The cash acquired by the Group in the Transaction (after all transaction related expenses) amounted to 119,659.

On January 31, 2021, Kismet, GDEV Inc. and Kismet Sponsor Limited, a British Virgin Islands business company (the “Sponsor”) entered into an amended and restated Forward Purchase Agreement (the “A&R Forward Purchase Agreement”). The A&R Forward Purchase Agreement amended the Forward Purchase Agreement, dated August 5, 2020, between Kismet and the Sponsor by, among other things, increasing the Sponsor’s purchase commitment thereunder from US$ 20 million to US$ 50 million and replacing the Sponsor’s commitment to acquire Kismet’s units with a commitment to acquire 5,000,000 GDEV Inc. ordinary shares and 1,000,000 GDEV Inc. public warrants in a private placement which occurred after the Merger and prior to the Share Acquisition.

On July 16, 2021, Kismet, Nexters Global Ltd and the Sponsor entered into separate subscription agreements (each as amended, restated or supplemented from time to time, a “PIPE Subscription Agreement”) with certain institutional investors that are not “U.S. persons” as defined in Regulation S under the Securities Act and with whom the Sponsor had prior business relationships (each, a “PIPE Investor”), pursuant to which the PIPE Investors agreed to subscribe for and purchase an aggregate of 5,000,000 GDEV Inc. ordinary shares for a purchase price of US$ 10.00 per share for an aggregate commitment of US$ 50 million in a private placements outside the United States in reliance on Regulation S under the Securities Act (the “PIPE”). The PIPE was consummated concurrently with the closing of the Transaction.

As at the Closing Date, immediately subsequent to the consummation of the Transaction, there were 196,523,101 GDEV Inc. ordinary shares outstanding. Additionally, there were 20,250,000 GDEV Inc. warrants outstanding, each of which entitle the holder to purchase one GDEV Inc. ordinary share at an exercise price of US$ 11.50 per share. Furthermore, options to purchase 120,000 GDEV Inc. ordinary shares at an exercise price of US$ 10.00 per share were held by three of Kismet’s independent directors, which options vested upon the consummation of the Transaction.

The following table sets forth information regarding the shareholdings of GDEV Inc. ordinary shares as at the Closing Date immediately subsequent to the consummation of the Transaction, based on the actual number of shares held and outstanding.

	Number of	Percentage of
	Ordinary Shares	Ordinary Shares
Kismet’s public shareholders	3,188,758	1.6%
Sponsor	11,750,000	6.0%
Nexters Global shareholders	176,584,343	89.9%
PIPE investors	5,000,000	2.5%
Total	196,523,101	100%

The consideration for the acquisition of Kismet was determined using the fair values of the Company´s ordinary shares and public and private warrants as at August 27, 2021. The net assets of Kismet had a fair value upon closing of 87,277. The excess of the fair value of the equity instruments issued over the fair value of the identified net assets of Kismet acquired in the Transaction in the amount of 125,438, represents a non-recurring non-cash expense in accordance with IFRS 2. It is recognized as Share listing expense presented as part of the financial result within the consolidated statement of profit or loss and other comprehensive income. The difference of 3,079 between the amount of Share listing expense and the amount of 128,517 presented in the consolidated statement of changes in equity corresponds to the equity settled portion of the share options (see Note 30 above).

Details of the calculation of the Share listing expense are as follows:

	Number of Shares	Amount
Kismet's existing public shareholders	3,188,758
Sponsor	11,750,000
PIPE investors	5,000,000
Total GDEV Inc. Shares issued to Kismet shareholders	19,938,758
Market value per share at August 27, 2021	US$ 10.6684
Fair value of shares issued		212,715
Net assets of Kismet at August 27, 2021		111,286
Effect of accounting for fair value of warrants		(24,009)
Net assets of Kismet at August 27, 2021 including effect of fair value of warrants[2]		87,277
Difference - being IFRS 2 charge for listing services		125,438

Effect of accounting for fair value of warrants represents the difference in fair values between Kismet warrants as at the date of the Transaction of 8,100 and GDEV Inc. warrants at the same date of 32,109 (see Note 22).